Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (2,339)	$ (223)	$ 2,342
Other comprehensive income (loss):
Change in foreign currency translation adjustment		(251)	213
Total comprehensive income (loss)	(2,339)	(474)	2,555
Less: comprehensive income (loss) attributable to non-controlling interest		(465)	146
Comprehensive income (loss) attributable to RADA Electronic Industries' shareholders	$ (2,339)	$ (9)	$ 2,409